Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	As of December 31,
	2020	2021
	RMB	RMB
Brand name	16,567	27,267
Customer relationship	12,978	10,005
Software	8,805	12,978
Patent	13,708	13,708
Others	562	562
Total cost of intangible assets	52,620	64,520
Less: accumulated amortization	(24,200)	(34,355)
Impairment loss	—	(13,526)
Intangible asset	28,420	16,639

Schedule of future estimated amortization expenses
As of December 31, 2021

RMB
Within one year	5,226
1 – 2 years	4,160
2 – 3 years	2,824
3 – 4 years	2,291
4 – 5 years	1,551
5 years and thereafter	587
Total	16,639